STOCKHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 11. STOCKHOLDERS’ EQUITY

On June 23, 2020 and July 31, 2020, we closed on two registered direct offerings for the purchase and sale of 4,352,941 of the Company’s ordinary shares, at a purchase price of $0.85 per share, for an aggregate purchase price of approximately $3.7 million and the purchase and sale of 3,555,556 of the Company’s ordinary shares, at a purchase price of $0.45 per share, for an aggregate purchase price of approximately $1.6 million, respectively. Chardan Capital Markets LLC acted as placement agent in both offerings. The net proceeds to the Company from the offerings, after deducting placement agent fees and estimated offering expenses, were approximately $3.328 million and $1.39 million, respectively.

On October 26, 2020, we filed Amended and Restated Memorandum and Articles of Association with the Registrar of Corporate Affairs of the British Virgins Islands to effect a 5-for-1 reverse stock split (the “Reverse Split”) of our ordinary shares. As a result of the Reverse Split, every five (5) ordinary shares were automatically combined into one (1) ordinary share. In connection with the Reverse Split, our par value per share was increased from $0.001 to $0.005. The number of common stock outstanding has been changed accordingly.

On September 16, 2021, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with ATW Opportunities Master Fund, L.P. (“ATW”) pursuant to which the Company agreed to sell for an aggregate purchase price of $2,700,000, an aggregate of 630,000 ordinary shares, par value $0.005 (“Ordinary Shares”) of the Company and a pre-funded warrant (the “Warrant”) to purchase 650,000 Ordinary Shares (the “Securities Purchase”). The closing of the Securities Purchase will be subject to customary closing conditions. The net proceeds from the Securities Purchase, after expenses, will be approximately $2.6 million, of which $1.5 million will be used to fund a loan to Fr8App (the “Fr8App Loan”) evidenced by a promissory note issued by Fr8App to the Company dated September 16, 2021 (the “Promissory Note”). In connection with the Fr8App Loan, Fr8App also issued the Company a warrant (the “Fr8App Warrant”) to purchase certain securities of Fr8App in an aggregate value of $2,700,000. The Company agreed to assign the Fr8App Warrant it received from Fr8App thereunder to ATW and executed a Warrant Assignment Agreement on the same date. The effectiveness of the Fr8App Loan and the Fr8App Warrant is contingent on the closing of the Securities Purchase by ATW. The Securities Purchase was consummated on September 28, 2021.

Pursuant to the terms and provisions of the Purchase Agreement, the Warrant was paid in full amount and same as offering price of the Ordinary Shares. On February 14, 2022, the 650,000 Ordinary Shares have been issued for the effectiveness of the Warrant.

The warrants issued in the private placement described above are exercisable for a fixed number of shares, and are classified as equity instruments under ASC 815-40-25-10. The Company accounted for the warrants issued in the private placement based on the fair value method under ASC Topic 505, and the fair value of the warrants was calculated using the Black-Scholes model under the following assumptions: estimated life of 5 years, volatility of 99.91%, risk-free interest rate of 1.02% and dividend yield of 0%. No estimate of forfeitures was made as the Company has a short history of granting options and warrants. The fair value of the warrants issued to investors at grant date was $3,312,887.04.

Grant date	September 28, 2021
Share price at date of grant	$5.26
Exercise price at date of grant	$0.001
Volatility	99.91%
Warrant life	5 years
Dividend yield	0%
Risk-free interest rate	1.02%
Average fair value at grant date	$5.26

The following is a summary of the warrant activity for the year ended December 31, 2021:

	Number of Warrants	Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Outstanding at January 1, 2021	-	-	-
Exercisable at January 1, 2021	-	-	-
Granted	650,000	0.001	5.00
Exercised/surrendered	(499,751)	0.001	4.75
Forfeited	-	-	-
Expired	-	-	-
Outstanding at December 31, 2021	150,249	$0.001	4.74
Exercisable at December 31, 2021	150,249	$0.001	4.74